Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (19,613,029)	$ (3,163,291)
Net loss from continuing operations	(19,904,408)	(2,902,818)
Net loss from discontinued operations	291,379	(260,473)
Adjustments to reconcile net income to cash (used in) operating activities:
Provision (reverse) for doubtful accounts	19,580,249
Depreciation and amortization	3,008	1,745
Finance expenses		559,495
Non-cash operating lease expenses		49,243
Share-based compensation expenses	1,440,000	1,529,138
Foreign exchange gain		(678,837)
Changes in assets and liabilities
Accounts receivable	(368,996)
Other receivables	(3,023)	(118,770)
Prepayments	(99,858)
Intangible Assets - Crypto Assets	(338,062)
Other non-current assets		(9,511)
Accounts payable	(28,128)
Accruals and other payables	(260,298)	773,270
Taxes payable	(234)	88
Operating lease liabilities		(115,575)
Net cash provided by/(used in) operating activities, continuing operations	20,250	(912,532)
Net cash provided by/(used in)operating activities, discontinuing operations	70,246	(213,526)
Net cash provided by/(used in) operating activities	90,496	(1,126,058)
Cash flows from investing activities
Purchase of property and equipment	(2,595)	(9,657)
Proceeds from disposal of subsidiaries	218,100	479,965
Net cash provided by investing activities from continuing operations	215,505	470,308
Net cash provided by investing activities	215,505	470,308
Cash flows from financing activities
Proceeds from issuance of convertible notes		797,460
Cash paid for stock issuance costs		(600,000)
Net cash provided by financing activities from continuing operations		197,460
Net cash provided by financing activities from discontinued operations		146,154
Net cash provided by financing activities		343,614
Effect of exchange rates on cash	(1,028,028)	(186,110)
Net decrease in cash and restricted cash	(722,027)	(498,246)
Cash and restricted cash at beginning of period	13,085,466	2,814,010
Cash and restricted cash at end of period	12,363,439	2,315,764
Cash at end of period from continuing operations	12,363,439	2,214,292
Restricted cash at end of period from continuing operations
Cash at end of year from discontinued operations		6,408
Restricted cash at end of year from discontinued operations		95,064
Cash and restricted cash at end of period	12,363,439	2,315,764
Supplemental disclosure information
Cash paid for interest expenses
Cash paid for income tax		422
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation		$ 179,664